LONG TERM LOAN (Details Narrative)	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 CAD ($)
Principal amount	₪ 500,000	$ 179,224
Interest rate	3.14%	3.14%
Borrowings maturity, description	September 18, 2025
Secured bank loans received	₪ 25,000	$ 8,961